Fair Value Measurements (Significant Unobservable Inputs) (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 2,596	$ 2,653
Assets Fair Value Disclosure Nonrecurring	657	894
Individually Insignificant Recurring Fair Value Measurements	210	214
Individually Insignificant NonRecurring Fair Value Measurements	18	379
Recurring
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	4,246	$ 4,128	$ 5,093
Recurring | Income Approach, Market Comparables | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Capitalization Rate		6.30%
Recurring | Income Approach, Market Comparables | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Capitalization Rate		7.50%
Recurring | Income Approach, Market Comparables | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Capitalization Rate		7.20%
Recurring | US Corporate | Income Approach
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	$ 917	$ 759
Recurring | US Corporate | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	1.50%	1.50%
Recurring | US Corporate | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	14.80%	8.90%
Recurring | US Corporate | Income Approach | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	6.60%	5.90%
Recurring | State And Municipal Debt | Income Approach
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	$ 17
Recurring | State And Municipal Debt | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	4.90%
Recurring | State And Municipal Debt | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	4.90%
Recurring | State And Municipal Debt | Income Approach | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	4.90%
Recurring | Asset-backed | Income Approach
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	$ 102	$ 101
Recurring | Asset-backed | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	4.30%	3.00%
Recurring | Asset-backed | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	9.00%	9.00%
Recurring | Asset-backed | Income Approach | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	2.60%	5.90%
Recurring | Corporate - non-U.S. | Income Approach
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	$ 278	$ 304
Recurring | Corporate - non-U.S. | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	3.30%	3.30%
Recurring | Corporate - non-U.S. | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	14.00%	46.00%
Recurring | Corporate - non-U.S. | Income Approach | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	6.50%	22.20%
Recurring | Other financial assets | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Capitalization Rate	6.50%
Recurring | Other financial assets | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Capitalization Rate	7.80%
Recurring | Other financial assets | Income Approach | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Capitalization Rate	7.70%
Recurring | Other financial assets | Market comparables | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple	5.4
Recurring | Other financial assets | Market comparables | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple	9.1
Recurring | Other financial assets | Market comparables | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple	7.7
Recurring | Other financial assets | Income Approach, Market Comparables
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	$ 117	$ 93
Recurring | Other financial assets | Income Approach, Market Comparables | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple		5.4
Recurring | Other financial assets | Income Approach, Market Comparables | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple		8.9
Recurring | Other financial assets | Income Approach, Market Comparables | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple		6.9
Nonrecurring
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Assets Fair Value Disclosure Nonrecurring	1,648	$ 1,273
Nonrecurring | Cost and equity method investments
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Assets Fair Value Disclosure Nonrecurring	$ 346	391
Nonrecurring | Cost and equity method investments | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	8.00%
Nonrecurring | Cost and equity method investments | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	10.00%
Nonrecurring | Cost and equity method investments | Income Approach | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	9.40%
Nonrecurring | Cost and equity method investments | Income Approach, Market Comparables
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Assets Fair Value Disclosure Nonrecurring	$ 309
Nonrecurring | Cost and equity method investments | Income Approach, Market Comparables | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple	1.8
Nonrecurring | Cost and equity method investments | Income Approach, Market Comparables | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple	5.2
Nonrecurring | Cost and equity method investments | Income Approach, Market Comparables | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple	4.8
Nonrecurring | Long Lived Assets, Including Real Estate
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Assets Fair Value Disclosure Nonrecurring	$ 718	$ 219
Nonrecurring | Long Lived Assets, Including Real Estate | Income Approach
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Assets Fair Value Disclosure Nonrecurring	$ 664
Nonrecurring | Long Lived Assets, Including Real Estate | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	2.00%
Nonrecurring | Long Lived Assets, Including Real Estate | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	10.80%
Nonrecurring | Long Lived Assets, Including Real Estate | Income Approach | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	6.70%